ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Net assets and liabilities acquired from the 2020 and 2021 acquisitions consist of the following (in thousands):
	Expected Usefull Life	SmarterChaos	Aimtell, PushPros and Aramis	Crisp Results
		2020	2021	2021
Goodwill		$ 3,078	$ 9,761	$21,894
Technology	4	—	3,900	—
Customer relationships	4 to 6	2,500	7,690	19,600
Accounts receivable		576	3,100	2,610
Brand	1 to 7	277	208	7,400
Non-competitive agreements	3	—	83	—
Property and equipment	3 to 5	28	250	220
Accounts payable		(1,156)	(2,887)	(1,593)
Other assets acquired and liabilities assumed, net(1)		496	740	1
Net assets and liabilities acquired		$ 5,799	$22,845	$50,132

(1)
Other assets acquired and liabilities assumed, net includes Prepaids and other current assets, partially offset by other current liabilities (i.e., Travel and expense payables, payroll liabilities, tax liabilities).

Schedule of Business Acquisitions, by Acquisition
The following schedule represents the amounts of net revenue and net loss from operations related to 2021 acquisitions which have been included in the audited consolidated statements of operations for the periods indicated subsequent to the acquisition date (in thousands):
	Year Ended December 31, 2021
	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$21,083	$25,637
Net loss from operations	(4,661)	(1,042)

Pro Forma Information	The pro forma results do not necessarily reflect the actual results of operations of the combined companies under our ownership and operation.
	Years Ended December 31, 2021
(In thousands)	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$23,093	$34,035
Net (loss) income from operations	$(4,436)	$ 257
	Years Ended December 31, 2020
(In thousands)	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$26,330	$29,811
Net income from operations	$ 5,085	$ 5,853

Schedule of Changes in Fair Value of Assets Acquired and Liabilities Assumed as Part of Business Combination	The impact of these adjustments are as follows (in thousands):
Crisp Results	Original Acquisition Date Fair Value	Revised Acquisition Date Fair Value	Fair Value Mark- to-Market changes	Fair Value as of December 31, 2021
Goodwill	$17,370	$21,894	$ —	$21,894
Intangible Assets:
Technology	$ —	$ —	$ —	$ —
Customer relationships	$26,000	$19,600	$ —	$19,600
Brand	$ 5,100	$ 7,400	$ —	$ 7,400
Non-competition agreements	$ —	$ —	$ —	$ —
Contingent Consideration	$ 4,763	$ 5,186	$2,184	$ 7,370
Working Capital	$ 1,018	$ 1,018	$ —	$ 1,018
The impact of these adjustments are as follows (in thousands):
Aimtell, PushPros, and Aramis	Original Acquisition Date Fair Value	Revised Acquisition Date Fair Value	Fair Value Mark- to-Market changes	Fair Value as of December 31, 2021
Goodwill	$ 4,853	$9,761	$ —	$9,761
Intangible Assets:
Technology	$10,500	$3,900	$ —	$3,900
Customer relationships	$ 7,920	$7,690	$ —	$7,690
Brand	$ 226	$ 208	$ —	$ 208
Non-competition agreements	$ 117	$ 83	$ —	$ 83

Contingent Consideration	$ 4,925	$2,147	$(1,078)	$1,069

Working Capital	$ 1,404	$ 944	$ —	$ 944